CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating activities:
Net loss	$ (1,559,929)	$ (2,056,732)
Adjustments to reconcile net loss to net cash used in operating activities:
Impairment expense	1,037,500	0
Accretion of discounts on notes payable	201,815	164,465
Stock based compensation	110,888	1,454,580
Loss on change in derivative liability	(2,788)	55,238
Changes in operating assets and liabilities:
Prepaid expenses and other assets	4,141	(7,923)
Accounts payable and accrued liabilities	(11,050)	41,981
Accounts payable - related party	7,250	(12,639)
Accrued interest	63,919	48,148
Net cash used in operating activities	(148,254)	(312,882)
Investing activities:
Cash paid for development costs	(769)	(80,537)
Net cash used in investing activities	(769)	(80,537)
Financing activities:
Proceeds from convertible debt from third parties	0	175,000
Payments on advances from related parties	0	(20,000)
Payments on advances from third parties	0	(30,420)
Proceeds from notes payable from third parties	78,000	0
Proceeds from notes payable from related parties	53,000	0
Proceeds from advances from third parties	0	605
Proceeds from exercise of warrants	0	287,000
Net cash provided by financing activities	131,000	412,185
Net change in cash	(18,023)	18,766
Cash at beginning of period	18,766	0
Cash at end of period	743	18,766
Supplemental disclosure of cash flow information
Cash paid for interest	17,333	17,333
Cash paid for income taxes	0	0
Non-cash financing and investing activities:
Series A preferred stock dividend	0	80,112
Expenses paid on behalf of the Company	938	30,528
Common stock and warrants issued for settlement liabilities	0	136,000
Debt discount created by derivative liability	0	95,715
Conversion of Series A preferred stock and accrued dividend	180,000	2,278,814
Noncash consideration for purchase of Clearwater Gold Mining Corp	$ 37,500	$ 0